Financial Assets and Financial Liabilities - Information About Credit Risk Exposure on Group's Trade Receivables Using Provision Matrix (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Provision Matrix [Line Items]
Expected credit loss rate	5.62%	1.81%
Expected credit loss (RMB’000)	¥ 10,818	¥ 3,346
Current
Disclosure Of Provision Matrix [Line Items]
Expected credit loss rate	2.39%	1.57%
Expected credit loss (RMB’000)	¥ 2,270	¥ 2,439
1-90 Days
Disclosure Of Provision Matrix [Line Items]
Expected credit loss rate	3.42%	1.94%
Expected credit loss (RMB’000)	¥ 1,039	¥ 348
91-180 Days
Disclosure Of Provision Matrix [Line Items]
Expected credit loss rate	6.39%	2.99%
Expected credit loss (RMB’000)	¥ 2,215	¥ 87
>181 Days
Disclosure Of Provision Matrix [Line Items]
Expected credit loss rate	16.36%	6.01%
Expected credit loss (RMB’000)	¥ 5,294	¥ 472
Gross Carrying Amount
Disclosure Of Provision Matrix [Line Items]
Gross carrying amount (RMB’000)	192,540	184,471
Gross Carrying Amount | Current
Disclosure Of Provision Matrix [Line Items]
Gross carrying amount (RMB’000)	95,140	155,781
Gross Carrying Amount | 1-90 Days
Disclosure Of Provision Matrix [Line Items]
Gross carrying amount (RMB’000)	30,351	17,931
Gross Carrying Amount | 91-180 Days
Disclosure Of Provision Matrix [Line Items]
Gross carrying amount (RMB’000)	34,680	2,905
Gross Carrying Amount | >181 Days
Disclosure Of Provision Matrix [Line Items]
Gross carrying amount (RMB’000)	¥ 32,369	¥ 7,854